GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 77.1%
Energy and Energy Services  — 34.9%
76,100 APA Corp. ...................... $ 2,601,859
165,000 Baker Hughes Co. ................. 3,458,400
319,000 BP plc, ADR(a) ................... 9,107,450
176,048 Chevron Corp.(a) ................. 25,292,816
120,500 ConocoPhillips(a) ................. 12,331,970
131,100 Coterra Energy Inc. ................ 3,424,332
100,000 Devon Energy Corp. ............... 6,013,000
27,000 Diamondback Energy Inc. ........... 3,252,420
320,000 Eni SpA ........................ 3,421,551
72,000 EOG Resources Inc.(a) ............. 8,044,560
364,400 Exxon Mobil Corp.(a) .............. 31,815,764
157,000 Halliburton Co.(a) ................. 3,865,340
30,000 Hess Corp. ...................... 3,269,700
312,008 Kinder Morgan Inc.(a) .............. 5,191,813
168,000 Marathon Oil Corp. ................ 3,793,440
108,594 Marathon Petroleum Corp.(a) ......... 10,786,642
77,080 Occidental Petroleum Corp. .......... 4,736,566
70,500 ONEOK Inc.(a) ................... 3,612,420
100,000 Phillips 66(a) .................... 8,072,000
44,400 Pioneer Natural Resources Co. ........ 9,613,932
236,500 Schlumberger NV(a) ............... 8,490,350
289,000 Shell plc, ADR(a) ................. 14,380,640
144,500 Suncor Energy Inc. ................ 4,067,675
198,500 The Williams Companies Inc.(a) ....... 5,683,055
256,300 TotalEnergies SE, ADR(a) ............ 11,923,076
77,000 Valero Energy Corp.(a) ............. 8,227,450
214,478,221
Metals and Mining  — 42.2%
302,280 Aclara Resources Inc.† ............. 70,025
313,392 Agnico Eagle Mines Ltd. ............ 13,234,544
1,350,000 Alamos Gold Inc., Cl. A(a) ........... 10,003,500
582,500 Artemis Gold Inc.† ................ 1,800,612
2,537,000 B2Gold Corp.(a) .................. 8,169,140
1,138,519 Barrick Gold Corp.(a) .............. 17,647,045
334,100 BHP Group Ltd., ADR(a) ............ 16,718,364
3,286,500 De Grey Mining Ltd.† .............. 2,186,298
425,000 Dundee Precious Metals Inc. ......... 1,889,094
620,000 Eldorado Gold Corp.† .............. 3,738,600
613,241 Endeavour Mining plc .............. 11,311,674
320,000 Equinox Gold Corp.† ............... 1,168,000
2,749,000 Evolution Mining Ltd. .............. 3,604,716
203,600 Franco-Nevada Corp.(a) ............. 24,326,128
485,300 Freeport-McMoRan Inc.(a) ........... 13,263,249
327,659 Fresnillo plc ..................... 2,814,100
300,000 Gold Fields Ltd., ADR .............. 2,427,000
2,357,174 Gold Road Resources Ltd. ........... 1,929,941
439,000 K92 Mining Inc.† ................. 2,510,660
310,000 Karora Resources Inc.† ............. 639,592
1,161,000 Kinross Gold Corp. ................ 4,365,360
Shares
Market
Value
420,000 Lundin Gold Inc. .................. $ 2,918,884
99,500 MAG Silver Corp.† ................ 1,241,760
450,518 Newcrest Mining Ltd. .............. 4,875,901
548,100 Newmont Corp.(a) ................ 23,036,643
2,771,626 Northern Star Resources Ltd. ......... 13,881,577
572,900 Osisko Gold Royalties Ltd. ........... 5,832,122
999,900 Osisko Mining Inc.† ............... 2,236,718
1,969,700 Perseus Mining Ltd. ............... 1,915,076
295,000 Rio Tinto plc, ADR(a) .............. 16,242,700
39,000 Royal Gold Inc. ................... 3,658,980
400,000 SilverCrest Metals Inc.† ............. 2,212,000
430,032 SSR Mining Inc. .................. 6,325,771
372,500 Victoria Gold Corp.† ............... 2,208,546
742,900 Wesdome Gold Mines Ltd.† .......... 5,023,119
1,244,716 Westgold Resources Ltd.† ........... 664,812
469,950 Wheaton Precious Metals Corp.(a) ..... 15,207,582
1,843,500 Yamana Gold Inc. ................. 8,351,055
259,650,888
TOTAL COMMON STOCKS ......... 474,129,109
EXCHANGE TRADED FUNDS  — 0.4%
Agriculture  — 0.4%
27,800 VanEck Vectors Agribusiness ETF(a) .... 2,242,904
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.4%
Metals and Mining  — 0.4%
$ 1,300,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 1,211,990
2,000,000 Osisko Gold Royalties Ltd.,
4.000%, 12/31/22 ............... 1,441,373
2,653,363
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 2,653,363
CORPORATE BONDS  — 0.7%
Metals and Mining  — 0.7%
2,000,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 1,859,370
2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 946,998
1,500,000 New Gold Inc.,
7.500%, 07/15/27(b) ............. 1,187,790
3,994,158
TOTAL CORPORATE BONDS ........ 3,994,158

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 21.4%
$ 132,142,000 U.S. Treasury Bills,
2.247% to 3.297%††, 10/13/22 to
01/19/23(c) .................... $ 131,591,175
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100.0% ............
(Cost $776,032,086) ............. $ 614,610,709
Shares
Market
Value
SECURITIES SOLD SHORT — (0.4)%
Agriculture — (0.4)%
27,800 VanEck Vectors Agribusiness ETF ......... $ 2,242,904
TOTAL SECURITIES SOLD SHORT
(Proceeds received $2,596,670)(d) ..... $ 2,242,904
(a) Securities, or a portion thereof, with a value of $165,186,887 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2022, $82,315,000 of the principal amount was pledged as collateral for options written.
(d) At September 30, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 80.9% $ 497,135,808
Europe .............................. 10.8 66,457,116
Asia/Pacific ......................... 7.4 45,776,685
Latin America ....................... 0.5 2,814,100
South Africa ......................... 0.4 2,427,000
Total Investments — Long Positions 100.0% $ 614,610,709
Short Positions
North America ...................... (3.7) % $ (22,407,851)
Europe .............................. (0.0) ** (225,954)
Total Investments — Short Positions (3.7)% $ (22,633,805)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of September 30, 2022, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (2.0)%
Agnico Eagle Mines Ltd. Pershing LLC 850 USD 3,589,550 USD 55.00 11/18/22 $ 35,979
Agnico Eagle Mines Ltd. Pershing LLC 500 USD 2,111,500 USD 57.00 12/16/22 27,286
Agnico Eagle Mines Ltd. Pershing LLC 320 USD 1,351,360 USD 60.00 12/16/22 12,737
Agnico Eagle Mines Ltd. Pershing LLC 380 USD 1,604,740 USD 65.00 01/20/23 18,241
Agnico Eagle Mines Ltd. Pershing LLC 400 USD 1,689,200 USD 70.00 01/20/23 12,781
Alamos Gold Inc., Cl. A Pershing LLC 1,500 USD 1,111,500 USD 8.50 12/16/22 60,486
Alamos Gold Inc., Cl. A Pershing LLC 3,000 USD 2,223,000 USD 10.00 12/16/22 47,749
Alamos Gold Inc., Cl. A Pershing LLC 4,000 USD 2,964,000 USD 10.00 01/20/23 97,424
Alamos Gold Inc., Cl. A Pershing LLC 5,000 USD 3,705,000 USD 8.50 03/17/23 375,558
APA Corp. Pershing LLC 200 USD 683,800 USD 40.00 11/18/22 27,699
APA Corp. Pershing LLC 310 USD 1,059,890 USD 40.00 12/16/22 64,148
APA Corp. Pershing LLC 126 USD 430,794 USD 50.00 01/20/23 12,090
B2Gold Corp. Pershing LLC 7,500 USD 2,415,000 USD 5.00 10/21/22 862
B2Gold Corp. Pershing LLC 7,370 USD 2,373,140 USD 4.30 12/16/22 58,723
B2Gold Corp. Pershing LLC 7,500 USD 2,415,000 USD 5.00 01/20/23 52,282

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Baker Hughes Co. Pershing LLC 650 USD 1,362,400 USD 32.00 12/16/22 $ 10,456
Baker Hughes Co. Pershing LLC 590 USD 1,236,640 USD 30.00 01/20/23 18,032
Baker Hughes Co. Pershing LLC 50 USD 104,800 USD 32.00 01/20/23 1,080
Baker Hughes Co. Pershing LLC 360 USD 754,560 USD 30.00 02/17/23 14,610
Barrick Gold Corp. Pershing LLC 3,100 USD 4,805,000 USD 25.00 10/31/22 689
Barrick Gold Corp. Pershing LLC 2,700 USD 4,185,000 USD 25.00 11/18/22 13,954
Barrick Gold Corp. Pershing LLC 2,128 USD 3,298,400 USD 19.00 12/16/22 61,400
Barrick Gold Corp. Pershing LLC 1,100 USD 1,705,000 USD 25.00 12/16/22 6,916
Barrick Gold Corp. Pershing LLC 1,905 USD 2,952,750 USD 19.00 01/20/23 84,518
Barrick Gold Corp. Pershing LLC 1,320 USD 2,046,000 USD 21.00 01/20/23 31,205
Barrick Gold Corp. Pershing LLC 1,450 USD 2,247,500 USD 22.00 02/17/23 36,028
BHP Group Ltd., ADR Pershing LLC 670 USD 3,352,680 USD 73.00 11/18/22 3,629
BHP Group Ltd., ADR Pershing LLC 670 USD 3,352,680 USD 85.00 11/18/22 841
BHP Group Ltd., ADR Pershing LLC 1,000 USD 5,004,000 USD 82.00 01/20/23 14,569
BHP Group Ltd., ADR Pershing LLC 1,000 USD 5,004,000 USD 60.00 02/17/23 171,866
BP plc, ADR Pershing LLC 600 USD 1,713,000 USD 32.00 11/18/22 29,264
BP plc, ADR Pershing LLC 1,200 USD 3,426,000 USD 32.00 12/16/22 94,223
BP plc, ADR Pershing LLC 790 USD 2,255,450 USD 32.50 01/20/23 79,183
BP plc, ADR Pershing LLC 600 USD 1,713,000 USD 30.00 02/17/23 116,065
Chevron Corp. Pershing LLC 630 USD 9,051,210 USD 165.00 11/18/22 81,420
Chevron Corp. Pershing LLC 600 USD 8,620,200 USD 170.00 01/20/23 178,839
Chevron Corp. Pershing LLC 530 USD 7,614,510 USD 180.00 02/17/23 114,635
ConocoPhillips Pershing LLC 655 USD 6,703,270 USD 105.00 12/16/22 516,355
ConocoPhillips Pershing LLC 430 USD 4,400,620 USD 102.50 01/20/23 468,134
ConocoPhillips Pershing LLC 330 USD 3,377,220 USD 105.00 03/17/23 399,998
Coterra Energy Inc. Pershing LLC 460 USD 1,201,520 USD 30.00 10/21/22 11,888
Coterra Energy Inc. Pershing LLC 194 USD 506,728 USD 30.00 12/16/22 22,937
Coterra Energy Inc. Pershing LLC 657 USD 1,716,084 USD 32.50 01/20/23 69,530
Devon Energy Corp. Pershing LLC 570 USD 3,427,410 USD 60.00 10/21/22 203,323
Devon Energy Corp. Pershing LLC 430 USD 2,585,590 USD 60.00 12/16/22 257,991
Diamondback Energy Inc. Pershing LLC 125 USD 1,505,750 USD 137.70 11/18/22 39,719
Diamondback Energy Inc. Pershing LLC 85 USD 1,023,910 USD 137.70 02/17/23 73,174
Diamondback Energy Inc. Pershing LLC 60 USD 722,760 USD 140.00 03/17/23 48,690
Eldorado Gold Corp. Pershing LLC 1,300 USD 783,900 USD 9.00 12/16/22 14,167
Eni SpA Morgan Stanley 300 EUR 1,636,500 EUR 12.80 11/18/22 12,460
Eni SpA Morgan Stanley 300 EUR 1,636,500 EUR 14.00 12/16/22 6,020
Eni SpA Morgan Stanley 300 EUR 1,636,500 EUR 12.50 02/17/23 46,394
EOG Resources Inc. Pershing LLC 360 USD 4,022,280 USD 113.50 01/20/23 393,716
EOG Resources Inc. Pershing LLC 360 USD 4,022,280 USD 118.50 02/17/23 374,204
Exxon Mobil Corp. Pershing LLC 600 USD 5,238,600 USD 90.00 10/21/22 132,637
Exxon Mobil Corp. Pershing LLC 490 USD 4,278,190 USD 95.00 10/21/22 37,771
Exxon Mobil Corp. Pershing LLC 650 USD 5,675,150 USD 85.00 12/16/22 491,665
Exxon Mobil Corp. Pershing LLC 1,254 USD 10,948,674 USD 92.00 01/20/23 672,919
Exxon Mobil Corp. Pershing LLC 650 USD 5,675,150 USD 105.00 02/17/23 142,744
Franco-Nevada Corp. Pershing LLC 570 USD 6,810,360 USD 155.00 11/18/22 26,948
Franco-Nevada Corp. Pershing LLC 93 USD 1,111,164 USD 145.00 12/16/22 18,181
Franco-Nevada Corp. Pershing LLC 640 USD 7,646,720 USD 155.00 12/16/22 63,078
Freeport-McMoRan Inc. Pershing LLC 1,353 USD 3,697,749 USD 40.00 10/21/22 2,213
Freeport-McMoRan Inc. Pershing LLC 1,900 USD 5,192,700 USD 50.00 12/16/22 11,280
Freeport-McMoRan Inc. Pershing LLC 1,600 USD 4,372,800 USD 51.00 01/20/23 25,390
Gold Fields Ltd., ADR Pershing LLC 3,000 USD 2,427,000 USD 10.50 11/18/22 44,267
Halliburton Co. Pershing LLC 570 USD 1,403,340 USD 33.50 10/21/22 1,822

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Halliburton Co. Pershing LLC 477 USD 1,174,374 USD 40.00 01/20/23 $ 13,033
Halliburton Co. Pershing LLC 523 USD 1,287,626 USD 32.00 02/17/23 62,318
Hess Corp. Pershing LLC 160 USD 1,743,840 USD 100.00 11/18/22 228,151
Hess Corp. Pershing LLC 140 USD 1,525,860 USD 110.00 01/20/23 170,196
Kinder Morgan Inc. Pershing LLC 1,700 USD 2,828,800 USD 19.00 11/18/22 18,670
Kinder Morgan Inc. Pershing LLC 720 USD 1,198,080 USD 18.00 01/20/23 45,497
Kinder Morgan Inc. Pershing LLC 700 USD 1,164,800 USD 19.00 03/17/23 33,114
Kinross Gold Corp. Pershing LLC 6,375 USD 2,397,000 USD 6.00 12/16/22 19,309
Kinross Gold Corp. Pershing LLC 5,235 USD 1,968,360 USD 4.50 05/19/23 242,892
Marathon Oil Corp. Pershing LLC 1,680 USD 3,793,440 USD 24.00 10/21/22 128,058
Marathon Petroleum Corp. Pershing LLC 200 USD 1,986,600 USD 87.50 10/21/22 256,529
Marathon Petroleum Corp. Pershing LLC 200 USD 1,986,600 USD 100.00 10/21/22 81,482
Marathon Petroleum Corp. Pershing LLC 320 USD 3,178,560 USD 97.50 12/16/22 287,759
Newmont Corp. Pershing LLC 1,630 USD 6,850,890 USD 53.00 11/18/22 53,449
Newmont Corp. Pershing LLC 1,611 USD 6,771,033 USD 65.00 12/16/22 20,095
Newmont Corp. Pershing LLC 1,620 USD 6,808,860 USD 55.00 01/20/23 106,877
Newmont Corp. Pershing LLC 620 USD 2,605,860 USD 55.00 02/17/23 55,091
ONEOK Inc. Pershing LLC 380 USD 1,947,120 USD 63.00 11/18/22 18,411
ONEOK Inc. Pershing LLC 325 USD 1,665,300 USD 60.00 01/20/23 53,875
Osisko Gold Royalties Ltd. Pershing LLC 2,000 USD 2,036,000 USD 14.00 10/21/22 8,658
Osisko Gold Royalties Ltd. Pershing LLC 829 USD 843,922 USD 12.25 12/16/22 47,900
Osisko Gold Royalties Ltd. Pershing LLC 1,900 USD 1,934,200 USD 14.00 01/20/23 89,041
Osisko Gold Royalties Ltd. Pershing LLC 1,000 USD 1,018,000 USD 14.50 01/20/23 42,202
Phillips 66 Pershing LLC 360 USD 2,905,920 USD 92.50 11/18/22 51,950
Phillips 66 Pershing LLC 320 USD 2,583,040 USD 105.00 01/20/23 42,833
Phillips 66 Pershing LLC 320 USD 2,583,040 USD 92.00 03/17/23 149,529
Pioneer Natural Resources Co. Pershing LLC 174 USD 3,767,622 USD 280.00 12/16/22 37,800
Pioneer Natural Resources Co. Pershing LLC 135 USD 2,923,155 USD 235.00 03/17/23 217,600
Pioneer Natural Resources Co. Pershing LLC 135 USD 2,923,155 USD 235.00 05/19/23 260,062
Rio Tinto plc, ADR Pershing LLC 500 USD 2,753,000 USD 74.30 10/21/22 784
Rio Tinto plc, ADR Pershing LLC 1,000 USD 5,506,000 USD 70.00 11/18/22 29,055
Rio Tinto plc, ADR Pershing LLC 500 USD 2,753,000 USD 72.00 01/20/23 41,217
Rio Tinto plc, ADR Pershing LLC 950 USD 5,230,700 USD 65.00 02/17/23 220,099
Royal Gold Inc. Pershing LLC 130 USD 1,219,660 USD 115.00 01/20/23 26,902
Schlumberger NV Pershing LLC 640 USD 2,297,600 USD 37.00 11/18/22 157,021
Schlumberger NV Pershing LLC 940 USD 3,374,600 USD 40.00 12/16/22 180,556
Schlumberger NV Pershing LLC 785 USD 2,818,150 USD 40.00 01/20/23 205,534
Shell plc, ADR Pershing LLC 890 USD 4,428,640 USD 58.00 12/16/22 70,281
Shell plc, ADR Pershing LLC 1,000 USD 4,976,000 USD 60.00 02/17/23 114,430
Shell plc, ADR Pershing LLC 1,000 USD 4,976,000 USD 59.00 03/17/23 165,788
SilverCrest Metals Inc. Pershing LLC 2,000 USD 1,106,000 USD 9.00 10/21/22 225
SilverCrest Metals Inc. Pershing LLC 2,000 USD 1,106,000 USD 9.35 12/16/22 9,513
SSR Mining Inc. Pershing LLC 1,225 USD 1,801,975 USD 23.00 01/20/23 22,956
SSR Mining Inc. Pershing LLC 1,800 USD 2,647,800 USD 17.00 03/17/23 230,283
SSR Mining Inc. Pershing LLC 1,275 USD 1,875,525 USD 17.00 05/19/23 203,985
Suncor Energy Inc. Pershing LLC 475 USD 1,337,125 USD 37.00 11/18/22 11,288
Suncor Energy Inc. Pershing LLC 495 USD 1,393,425 USD 40.00 12/16/22 11,588
Suncor Energy Inc. Pershing LLC 475 USD 1,337,125 USD 41.00 01/20/23 18,012
The Williams Companies Inc. Pershing LLC 785 USD 2,247,455 USD 33.00 11/18/22 20,582
The Williams Companies Inc. Pershing LLC 500 USD 1,431,500 USD 35.00 01/20/23 19,115
The Williams Companies Inc. Pershing LLC 700 USD 2,004,100 USD 38.00 03/17/23 19,047
TotalEnergies SE, ADR Pershing LLC 400 USD 1,860,800 USD 55.00 10/21/22 5,326

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
TotalEnergies SE, ADR Pershing LLC 893 USD 4,154,236 USD 60.00 11/18/22 $ 28,138
TotalEnergies SE, ADR Pershing LLC 855 USD 3,977,460 USD 60.00 01/20/23 46,560
TotalEnergies SE, ADR Pershing LLC 415 USD 1,930,580 USD 58.00 02/17/23 44,785
Valero Energy Corp. Pershing LLC 145 USD 1,549,325 USD 114.00 12/16/22 96,645
Valero Energy Corp. Pershing LLC 135 USD 1,442,475 USD 140.00 12/16/22 17,094
Valero Energy Corp. Pershing LLC 270 USD 2,884,950 USD 105.00 01/20/23 343,104
Valero Energy Corp. Pershing LLC 220 USD 2,350,700 USD 125.00 03/17/23 156,933
Wesdome Gold Mines Ltd. Pershing LLC 2,500 CAD 2,335,000 CAD 13.00 01/20/23 23,528
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 4,206,800 USD 40.00 11/18/22 42,856
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 4,206,800 USD 52.50 12/16/22 5,715
Wheaton Precious Metals Corp. Pershing LLC 800 USD 2,588,800 USD 40.00 01/20/23 69,477
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 4,206,800 USD 38.00 03/17/23 249,423
Yamana Gold Inc. Pershing LLC 5,425 USD 2,457,525 USD 5.50 10/21/22 14,352
Yamana Gold Inc. Pershing LLC 6,500 USD 2,944,500 USD 5.50 12/16/22 142,577
Yamana Gold Inc. Pershing LLC 1,510 USD 684,030 USD 5.50 01/20/23 39,792
TOTAL OTC CALL OPTIONS WRITTEN $ 12,644,029
OTC Put Options Written — (0.2)%
Energy Select Sector SPDR ETF Pershing LLC 860 USD 6,193,720 USD 66.00 11/30/22 $ 228,496
Energy Select Sector SPDR ETF Pershing LLC 800 USD 5,761,600 USD 63.00 02/17/23 296,620
Fresnillo plc Morgan Stanley 250 GBP 1,923,000 GBp 600.00 12/16/22 53,776
VanEck Vectors Agribusiness ETF Pershing LLC 400 USD 3,227,200 USD 94.00 01/20/23 603,736
VanEck Vectors Agribusiness ETF Pershing LLC 230 USD 1,855,640 USD 79.00 03/17/23 126,088
TOTAL OTC PUT OPTIONS WRITTEN $ 1,308,716
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.4)%
Dundee Precious Metals Inc. 2,125 CAD 1,304,750 CAD 9.50 12/16/22 $ 9,230
Dundee Precious Metals Inc. 2,125 CAD 1,304,750 CAD 7.00 01/20/23 48,458
Eldorado Gold Corp. 4,000 USD 2,412,000 USD 10.00 01/20/23 40,000
Endeavour Mining plc 1,270 CAD 3,235,960 CAD 33.00 12/16/22 12,412
Endeavour Mining plc 1,270 CAD 3,235,960 CAD 35.00 12/16/22 8,734
Endeavour Mining plc 2,400 CAD 6,115,200 CAD 33.00 01/20/23 52,992
Endeavour Mining plc 1,190 CAD 3,032,120 CAD 34.00 03/17/23 33,167
Energy Select Sector SPDR ETF 575 USD 4,141,150 USD 78.00 12/16/22 182,850
Energy Select Sector SPDR ETF 1,000 USD 7,202,000 USD 79.00 01/20/23 365,000
Energy Select Sector SPDR ETF 1,000 USD 7,202,000 USD 79.00 03/17/23 489,000
Equinox Gold Corp. 3,211 USD 1,172,015 USD 10.00 01/20/23 16,055
Franco-Nevada Corp. 140 USD 1,672,720 USD 145.00 01/20/23 39,200
Franco-Nevada Corp. 593 USD 7,085,164 USD 155.00 01/20/23 91,915
K92 Mining Inc. 4,390 CAD 3,468,100 CAD 11.00 11/18/22 27,013
Marathon Petroleum Corp. 365 USD 3,625,545 USD 97.50 01/20/23 412,450
Occidental Petroleum Corp. 260 USD 1,597,700 USD 60.00 12/16/22 184,600
Occidental Petroleum Corp. 250 USD 1,536,250 USD 72.50 01/20/23 90,000
VanEck Vectors Gold Miners ETF 2,200 USD 5,306,400 USD 31.00 12/16/22 72,600
Victoria Gold Corp. 1,350 CAD 1,105,650 CAD 20.00 12/16/22 4,398
Victoria Gold Corp. 1,350 CAD 1,105,650 CAD 17.50 02/17/23 9,284
Wesdome Gold Mines Ltd. 2,180 CAD 2,036,120 CAD 15.00 12/16/22 5,524
Yamana Gold Inc. 5,000 USD 2,265,000 USD 6.00 01/20/23 90,000
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 2,284,882

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Put Options Written — (0.7)%
Energy Select Sector SPDR ETF 667 USD 4,803,734 USD 65.00 10/21/22 $ 58,029
Energy Select Sector SPDR ETF 885 USD 6,373,770 USD 66.00 01/20/23 349,575
NextEra Energy Partners LP 250 USD 1,807,750 USD 70.00 10/21/22 46,875
NextEra Energy Partners LP 250 USD 1,807,750 USD 65.00 12/16/22 58,125
SPDR S&P 500 ETF Trust 65 USD 2,321,670 USD 385.00 10/21/22 177,190
SPDR S&P 500 ETF Trust 70 USD 2,500,260 USD 375.00 11/18/22 157,500
SPDR S&P 500 ETF Trust 65 USD 2,321,670 USD 380.00 01/20/23 208,000
SPDR S&P 500 ETF Trust 100 USD 3,571,800 USD 400.00 03/17/23 479,600
Utilities Select Sector SPDR Fund 400 USD 2,620,400 USD 68.00 12/16/22 166,000
Utilities Select Sector SPDR Fund 300 USD 1,965,300 USD 72.00 12/16/22 196,200
Utilities Select Sector SPDR Fund 1,155 USD 7,566,405 USD 65.00 01/20/23 381,150
Utilities Select Sector SPDR Fund 880 USD 5,764,880 USD 63.00 03/17/23 268,400
VanEck Vectors Agribusiness ETF 225 USD 1,815,300 USD 83.00 02/17/23 148,500
VanEck Vectors Gold Miners ETF 16 USD 38,592 USD 31.00 10/21/22 11,080
VanEck Vectors Gold Miners ETF 2,000 USD 4,824,000 USD 22.00 01/20/23 266,000
VanEck Vectors Gold Miners ETF 2,000 USD 4,824,000 USD 28.00 01/20/23 1,000,000
VanEck Vectors Gold Miners ETF 355 USD 856,260 USD 28.00 03/17/23 181,050
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 4,153,274
TOTAL OPTIONS WRITTEN $ 20,390,901